Accounting Policies - ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Accounting Policies Disclosure
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting and reporting policies of Farmer Mac conform with accounting principles generally accepted in the United States of America ("generally accepted accounting principles" or "GAAP").  The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities (including, but not limited to, the allowance for loan losses, reserve for losses, other-than-temporary impairment of investment securities and fair value measurements) as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates. The following are the significant accounting policies that Farmer Mac follows in preparing and presenting its consolidated financial statements:

Principles of Consolidation

The consolidated financial statements include the accounts of Farmer Mac and its two subsidiaries: (1) Farmer Mac Mortgage Securities Corporation ("FMMSC"), whose principal activities are to facilitate the purchase and issuance of Farmer Mac Guaranteed Securities and (2) Farmer Mac II LLC, whose principal activity is the operation of substantially all of the business related to the USDA Guarantees line of business – primarily the acquisition of USDA Securities.  The consolidated financial statements also include the accounts of variable interest entities ("VIEs") in which Farmer Mac determined itself to be the primary beneficiary.  See Note 2(q) for more information on consolidated VIEs.

A Farmer Mac guarantee of timely payment of principal and interest is an explicit element of the terms of all Farmer Mac Guaranteed Securities.  When Farmer Mac retains such securities in its portfolio, that guarantee is not extinguished.  For Farmer Mac Guaranteed Securities in Farmer Mac's portfolio, Farmer Mac has entered into guarantee arrangements with FMMSC.  The guarantee fee rate established between Farmer Mac and FMMSC is an element in determining the fair value of these Farmer Mac Guaranteed Securities, and guarantee fees related to these securities are reflected in guarantee and commitment fees in the consolidated statements of operations.  These guarantee fees totaled $10.9 million in 2013, $10.3 million in 2012, and $9.0 million in 2011. The corresponding expense of FMMSC has been eliminated against interest income in consolidation.  All other inter-company balances and transactions have been eliminated in consolidation.
Cash and Cash Equivalents and Statements of Cash Flows

Farmer Mac considers highly liquid investment securities with maturities at the time of purchase of three months or less to be cash equivalents.  The carrying value of cash and cash equivalents is a reasonable estimate of their approximate fair value.  Changes in the balance of cash and cash equivalents are reported in the consolidated statements of cash flows.

The following table sets forth information regarding certain cash and non-cash transactions for the years ended December 31, 2013, 2012 and 2011:

Table 2.1

	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Cash paid during the period for:
Interest	$114,609	$112,663	$101,288
Income taxes	23,000	21,500	26,568
Non-cash activity:
Real estate owned acquired through loan liquidation	1,443	2,280	4,605
Loans acquired and securitized as Farmer Mac Guaranteed Securities	150,417	32,736	22,406
Purchases of investment securities traded, not yet settled	—	—	162,674
Consolidation of Farm & Ranch Guaranteed Securities from off-balance sheet to loans held for investment in consolidated trusts and to debt securities of consolidated trusts held by third parties	150,417	32,736	22,406
Deconsolidation of loans held for investment in consolidated trusts and debt securities of consolidated trusts held by third parties - transferred to off-balance sheet Farm & Ranch Guaranteed Securities	—	460,261	—
Transfers of loans held for sale to loans held for investment	673,991	—	878,798

On January 1, 2013, Farmer Mac transferred $674.0 million of loans from held for sale to held for investment because Farmer Mac either (1) no longer intends to sell these loans in the foreseeable future or (2) securitizes these loans using VIEs that are ultimately consolidated on Farmer Mac's balance sheet and reported as "Loans held for investment in consolidated trusts, at amortized cost." Farmer Mac transferred these loans at the lower of cost or fair value (determined on a pooled basis). Farmer Mac recorded a $5.9 million unamortized discount for loans transferred at fair value. At the time of purchase, loans are classified as either held for sale or held for investment depending upon management's intent and ability to hold the loans for the foreseeable future. Cash receipts from the repayment of loans are classified within the statements of cash flows based on management's intent upon purchase of the loan.

During 2012, Farmer Mac deconsolidated $460.3 million of Farm & Ranch Guaranteed Securities owned by Farm Credit West ("FCW") from loans held for investment in consolidated trusts and debt securities of consolidated trusts held by third parties to off-balance sheet Farm & Ranch Guaranteed Securities because FCW was no longer a related party as of June 30, 2012. See Note 2(q) for further information related to the consolidation of VIEs.

Effective January 1, 2011, Farmer Mac transferred $878.8 million of loans in the Farm & Ranch line of business from held for sale to held for investment because Farmer Mac no longer has the intent to securitize or sell these loans in the foreseeable future. Farmer Mac transferred these loans at their cost, which was lower than the estimated fair value at the time of transfer.
Investment Securities, Farmer Mac Guaranteed Securities and USDA Securities

Securities for which Farmer Mac does not have the positive intent and ability to hold to maturity are classified as available-for-sale or trading and are carried at estimated fair value.  Unrealized gains and losses on available-for-sale securities are reported as a component of accumulated other comprehensive income in stockholders' equity.  For securities classified as trading,unrealized gains and losses are included in earnings.  Gains and losses on the sale of available-for-sale and trading securities are determined using the specific identification cost method.  As of December 31, 2013, Farmer Mac did not classify any securities as held-to-maturity. However, effective January 1, 2014, Farmer Mac transferred $1.6 billion of available-for-sale securities to a held-to-maturity classification as the company currently has the intent to hold the securities to maturity.

Farmer Mac determines the fair value of investment securities using quoted market prices, when available, and evaluates the securities for other-than-temporary impairment.  Farmer Mac determines the fair values of certain investment securities for which quoted market prices are not available, Farmer Mac Guaranteed Securities and USDA Securities based on the present value of the associated expected future cash flows.  In estimating the present value of the expected future cash flows, management is required to make estimates and assumptions.  The key estimates and assumptions include discount rates and collateral repayment rates.  Premiums, discounts and other deferred costs are amortized to interest income over the estimated life of the security using the effective interest method.

Farmer Mac generally receives compensation when loans with yield maintenance provisions underlying Farmer Mac Guaranteed Securities prepay.  These yield maintenance payments mitigate Farmer Mac's exposure to reinvestment risk and are calculated such that, when reinvested with the prepaid principal, they should generate substantially the same cash flows that would have been generated had the loans not prepaid.  Yield maintenance payments are recognized as interest income in the consolidated statements of operations upon receipt.
Loans

Loans for which Farmer Mac has the positive intent and ability to hold for the foreseeable future are classified as held for investment and reported at their unpaid principal balance, net of unamortized purchase discounts or premiums.  When Farmer Mac consolidates a trust, it recognizes the loans underlying the trust in the consolidated balance sheets as "Loans held for investment in consolidated trusts, at amortized cost."  See Note 2(q) for more information on the accounting policy related to consolidation.  Loans that Farmer Mac does not intend to hold for the foreseeable future are classified as held for sale and reported at the lower of cost or fair value determined on a pooled basis.  For loans held for investment and loans held for sale, the net unamortized purchase premium as of December 31, 2013 was $11.5 million, compared to $35.1 million as of December 31, 2012.  Farmer Mac does not amortize premiums and discounts related to loans held for sale.
Securitization of Loans

Asset securitization involves the transfer of financial assets to another entity in exchange for cash and/or beneficial interests in the assets transferred.  Farmer Mac or third parties transfer agricultural real estate mortgage loans or rural utilities loans into trusts that are used as vehicles for the securitization of the transferred loans.  The trusts issue Farmer Mac Guaranteed Securities that are beneficial interests in the assets of the trusts, to either Farmer Mac or third party investors.  Farmer Mac guarantees the timely payment of principal and interest on the securities issued by the trusts and receives guarantee fees as compensation for its guarantee.  Farmer Mac recognizes guarantee fees on an accrual basis over the terms of the Farmer Mac Guaranteed Securities, which generally coincide with the terms of the underlying loans.  As such, no guarantee fees are unearned at the end of any reporting period.  When Farmer Mac purchases a delinquent loan underlying a Farmer Mac Guaranteed Security, Farmer Mac stops accruing the guarantee fee upon loan purchase.
Non-accrual Loans

Non-accrual loans are loans for which it is probable that Farmer Mac will be unable to collect all amounts due according to the contractual terms of the loan agreement and include all loans 90 days or more past due.  When a loan becomes 90 days past due, interest accrual on the loan is discontinued and interest previously accrued is reversed against interest income in the current period.  The interest on such loans is accounted for on the cash basis until a loan qualifies for return to accrual status.  Loans are returned to accrual status when all the principal and interest payments contractually due are collected and certain performance criteria are met.
Real Estate Owned

Real estate owned ("REO") consists of real estate acquired through loan liquidation and is recorded at fair value less estimated selling cost at acquisition.  Fair value is determined by appraisal or other appropriate valuation method.  Any excess of the recorded investment in the loan over the fair value less estimated selling cost is charged to the allowance for loan losses.  Subsequent to the acquisition, management continues to perform periodic valuations of real estate owned.  Declines in the net realizable value (fair value less estimated selling costs) are charged through income and presented in "Real estate owned operating costs, net" on the consolidated statements of operations.

Farmer Mac contracts with third parties to operate or preserve real estate owned and offered for sale when appropriate to maintain property value.  Non-recoverable costs are expensed as incurred and those related to the production of saleable goods or crops are capitalized to the extent they are realizable.  As revenues from the sale of goods or crops are received, they are applied first to any capitalized costs and any remaining revenues offset non-recoverable expenses incurred.  Farmer Mac had no capitalized costs as of December 31, 2013 and 2012.
Financial Derivatives

Farmer Mac enters into financial derivative transactions principally to protect against risk from the effects of market price or interest rate movements on the value of certain assets, future cash flows or debt issuance, not for trading or speculative purposes. Farmer Mac enters into interest rate swap contracts principally to adjust the characteristics of its short-term debt to match more closely the cash flow and duration characteristics of its longer-term loans and other assets, and also to adjust the characteristics of its long-term debt to match more closely the cash flow and duration characteristics of its short-term assets, thereby reducing interest rate risk and often times deriving an overall lower effective cost of borrowing than would otherwise be available to Farmer Mac in the conventional debt market. Farmer Mac is required to recognize certain contracts and commitments as derivatives when the characteristics of those contracts and commitments meet the definition of a derivative.

Accounting for financial derivatives differs significantly depending on whether a derivative is designated in a hedging relationship. Derivative instruments designated in fair value hedging relationships mitigate exposure to changes in the fair value of assets or liabilities. Derivative instruments designated in cash flow hedging relationships mitigate exposure to the variability in expected future cash flows or other forecasted transactions. In order to qualify for fair value or cash flow hedge accounting treatment, documentation must indicate the intention to designate the derivative as a hedge of a specific asset or liability or a future cash flow. Effectiveness of the hedge must be assessed at inception and monitored over the life of the hedging relationship.

All financial derivatives are recorded on the balance sheet at fair value as a freestanding asset or liability. Changes in the fair values of financial derivatives not designated as cash flow hedges are reported in "Gains/(losses) on financial derivatives and hedging activities" in the consolidated statements of operations. For financial derivatives designated in fair value hedging relationships, changes in the fair values of the hedged items related to the risk being hedged are also reported in "Gains/(losses) on financial derivatives and hedging activities" in the consolidated statements of operations. The accrual of the contractual amounts due on the financial derivative is included as an adjustment to the yield of the hedged item and is reported in net interest income. For financial derivatives designated in cash flow hedging relationships, the effective portion of the derivative gain/loss is recorded in other comprehensive income; amounts are disclosed as a reclassification out of OCI when the hedged transaction affects earnings. Any ineffective portion of designated hedge transactions is recognized immediately in "Gains/(losses) on financial derivatives and hedging activities" in the consolidated statements of operations.

Farmer Mac has made an accounting policy election to measure the credit risk of its derivative financial instruments that are subject to master netting agreements on a net basis by counterparty portfolio, consistent with how Farmer Mac previously has been measuring credit risk for these instruments. See Notes 6 and 13 for more information on financial derivatives.
Notes Payable

Notes payable are classified as due within one year or due after one year based on the length of time remaining to their contractual maturities.  Debt issuance costs and premiums and discounts are deferred and amortized to interest expense using the effective interest method over the contractual life of the related debt.
Allowance for Losses

Farmer Mac maintains an allowance for losses to cover estimated probable losses incurred as of the balance sheet date on loans held ("allowance for loan losses") and loans underlying LTSPCs and off-balance sheet Farmer Mac Guaranteed Securities ("reserve for losses") based on available information.  Disaggregation by commodity type is performed, where appropriate, in analyzing the need for an allowance for losses. Farmer Mac Guaranteed Securities do not include AgVantage securities with regard to the allowance for losses discussion.

The allowance for losses is increased through periodic provisions for loan losses that are charged against net interest income and provisions for losses that are charged to non-interest expense, and is reduced by charge-offs for actual losses, net of recoveries.  Negative provisions, or releases of allowance for losses, generally are recorded in the event that the estimate of probable losses as of the end of a period is lower than the estimate at the beginning of the period. In certain circumstances, for example, when a defaulted loan is purchased out of a guaranteed security or pursuant to an LTSPC, the related reserve for losses is reclassified as allowance for loan losses and there is a corresponding release from the provision for losses and a charge to the provision for loan losses.

The total allowance for losses consists of a general allowance for losses and a specific allowance for individual impaired loans.

Charge-offs

Farmer Mac records a charge-off against the allowance for losses principally when a loss has been confirmed through the receipt of assets, generally the underlying collateral, in full satisfaction of the loan. The loss equals the excess of the recorded investment in the loan over the fair value of the collateral less estimated selling costs.

General Allowance for Losses

Farm & Ranch

Farmer Mac's methodology for determining its allowance for losses incorporates Farmer Mac's automated loan classification system.  That system scores loans based on criteria such as historical repayment performance, indicators of current financial condition, loan seasoning, loan size and loan-to-value ratio.  The allowance methodology captures the migration of loan scores across concurrent and overlapping 3-year time horizons and calculates loss rates separately within each loan classification for (1) loans underlying LTSPCs and (2) loans held and loans underlying Farm & Ranch Guaranteed Securities.  The calculated loss rates are applied to the current classification distribution of unimpaired loans in Farmer Mac's portfolio to estimate inherent losses, on the assumption that the historical credit losses and trends used to calculate loss rates will continue in the future.

Management evaluates this assumption by taking into consideration several factors, including:

•	economic conditions;

•	geographic and agricultural commodity/product concentrations in the portfolio;

•	the credit profile of the portfolio;

•	delinquency trends of the portfolio;

•	historical charge-off and recovery activities of the portfolio; and

•	other factors to capture current portfolio trends and characteristics that differ from historical experience.

Management believes that its use of this methodology produces a reasonable estimate of probable losses, as of the balance sheet date, for all loans held in the Farm & Ranch portfolio and loans underlying off-balance sheet Farm & Ranch Guaranteed Securities and LTSPCs. There were no purchases or sales during 2013 that materially affected the credit profile of the Farm & Ranch portfolio.

Rural Utilities

Farmer Mac separately evaluates the rural utilities loans it owns to determine if there are any probable losses inherent in those assets.  No allowance for losses has been provided for this portfolio segment based on the credit quality of the collateral supporting rural utilities assets and Farmer Mac's counterparty risk analysis. As of December 31, 2013 there were no delinquencies and no probable losses inherent in Farmer Mac's rural utilities loans.

Specific Allowance for Impaired Loans

Farmer Mac also analyzes certain loans in its portfolio for impairment in accordance with accounting guidance on measuring individual impairment of a loan.  Farmer Mac's impaired loans generally include loans 90 days or more past due, in foreclosure, restructured, in bankruptcy and certain performing loans that have previously been delinquent or are secured by real estate that produces agricultural commodities or products currently under stress.

For loans with an updated appraised value, other updated collateral valuation or management's estimate of discounted collateral value, this analysis includes the measurement of the fair value of the underlying collateral for individual loans relative to the total recorded investment, including principal, interest and advances and net of any charge-offs.  In the event that the collateral value does not support the total recorded investment, Farmer Mac specifically provides an allowance for the loan for the difference between the recorded investment and its fair value, less estimated costs to liquidate the collateral. Estimated selling costs are based on historical selling costs incurred by Farmer Mac or management's best estimate of selling costs for a particular property.  For the remaining impaired assets without updated valuations, this analysis is performed in the aggregate in consideration of the similar risk characteristics of the assets and historical statistics. Farmer Mac considers appraisals aged more than two years as of the reporting period end date to be outdated. Farmer Mac believes this methodology that utilizes loan classification scores and historical loss experience is a better indication of impairment for these collateral-dependent loans than other valuation methods.

Farmer Mac uses a risk-based approach in determining the necessity of obtaining updated appraisals on impaired loans. For example, larger exposures associated with highly improved and specialized collateral will generally receive updated appraisals once the loans are identified as impaired. In addition, updated appraisals are always obtained during the foreclosure process.  Depending on the risk factors associated with the loan and underlying collateral, which can vary widely depending on the circumstances of the loan and collateral, this can occur early in the foreclosure process, while in other instances this may occur just prior to the transfer of title.  As part of its routine credit review process, Farmer Mac often will exercise judgment in discounting an appraisal value due to local real estate trends or the condition of the property (e.g., following an inspection by Farmer Mac or the servicer).  In addition, a property appraisal value may be discounted based on the market's reaction to Farmer Mac's asking price for sale of the property.
Earnings Per Common Share

Basic earnings per common share ("EPS") is based on the weighted-average number of shares of common stock outstanding.  Diluted earnings per common share is based on the weighted-average number of shares of common stock outstanding adjusted to include all potentially dilutive common stock options, stock appreciation rights ("SARs"), and non-vested restricted stock awards.  The following schedule reconciles basic and diluted EPS for the years ended December 31, 2013, 2012 and 2011:

Table 2.2

	For the Year Ended December 31,
	2013			2012			2011
	Net Income	Weighted-Average Shares	$ per Share	Net Income	Weighted-Average Shares	$ per Share	Net Income	Weighted-Average Shares	$ per Share
	(in thousands, except per share amounts)
Basic EPS
Net income attributable to common stockholders	$71,833	10,816	$6.64	$43,894	10,479	$4.19	$13,784	$10,335	$1.33
Effect of dilutive securities (1):
Stock options, SARs and restricted stock		393	(0.23)		540	(0.21)		467	(0.05)
Diluted EPS	$71,833	11,209	$6.41	$43,894	11,019	$3.98	$13,784	10,802	$1.28

(1)
For the years ended December 31, 2013, 2012, and 2011 stock options and SARs of 33,730, 317,253, and 703,624 respectively, were outstanding but not included in the computation of diluted earnings per share of common stock because they were anti-dilutive. For the years ended December 31, 2013, 2012, and 2011 contingent shares of non-vested restricted stock of 26,696, 79,300, and 76,340 respectively, were outstanding but not included in the computation of diluted earnings per share of common stock because performance conditions were not met.

Income Taxes

Deferred federal income tax assets and liabilities are established for temporary differences between financial and taxable income and are measured using the current enacted statutory tax rate.  Income tax expense is equal to the income taxes payable in the current year plus the net change in the deferred tax asset or liability balance.

Farmer Mac evaluates its tax positions at least quarterly to identify and recognize any liabilities related to uncertain tax positions in its federal income tax returns.  Farmer Mac uses a two-step approach in which income tax benefits are recognized if, based on the technical merits of a tax position, it is more likely than not (a probability of greater than 50 percent) that the tax position would be sustained upon examination by the taxing authority, which includes all related appeals and litigation process.  The amount of tax benefit recognized is then measured at the largest amount of tax benefit that is greater than 50 percent likely to be realized upon settlement with the taxing authority, considering all information available at the reporting date.  Farmer Mac's policy for recording interest and penalties associated with uncertain tax positions is to record them as a component of income tax expense.  Farmer Mac establishes a valuation allowance for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized.
Stock-Based Compensation

Farmer Mac accounts for its stock-based employee compensation plans using the grant date fair value method of accounting.  Farmer Mac measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award determined using the Black-Scholes option pricing model.  The cost is recognized over the period during which an employee is required to provide service in exchange for the award. For performance based grants, Farmer Mac recognizes the grant-date fair value over the vesting period as long as it remains probable that the performance conditions will be met. If the service or performance conditions are not met, Farmer Mac reverses previously recognized compensation expense upon forfeiture.

Farmer Mac recognized $3.0 million, $2.5 million, and $3.0 million of compensation expense related to stock options, SARs and non-vested restricted stock awards for 2013, 2012, and 2011, respectively.
Comprehensive Income

Comprehensive income represents all changes in stockholders' equity except those resulting from investments by or distributions to stockholders, and is comprised primarily of net income and unrealized gains and losses on securities available-for-sale, net of related taxes.
Long-Term Standby Purchase Commitments

Farmer Mac accounts for its LTSPCs as guarantees. Commitment fee income represents a reduction of the commitment obligation based on amortization using the actual prepayment experience on the underlying loans.  See Note 2(j) for Farmer Mac's policy for estimating probable losses for LTSPCs and Note 12 for more information on the accounting for LTSPCs.
Fair Value Measurement

Farmer Mac defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and establishes a fair value hierarchy that ranks the quality and reliability of the inputs to valuation techniques used to measure fair value.  The hierarchy gives highest rank to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest rank to unobservable inputs (level 3 measurements).

Farmer Mac's assessment of the significance of the input to the fair value measurement requires judgment and considers factors specific to the financial instrument.  Both observable and unobservable inputs may be used to determine the fair value of financial instruments that Farmer Mac has classified within the level 3 category.  As a result, the unrealized gains and losses for assets and liabilities within the level 3 category may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in projected prepayment rates) inputs. See Note 13 for more information regarding fair value measurement.
Consolidation of Variable Interest Entities

Farmer Mac has interests in various entities that are considered to be VIEs.  These interests include investments in securities issued by VIEs, such as Farmer Mac agricultural mortgage-backed securities created pursuant to Farmer Mac's securitization transactions and mortgage and asset-backed trusts that Farmer Mac did not create.  The consolidation model uses a qualitative evaluation that requires consolidation of an entity when the reporting enterprise both (1) has the power to direct matters which significantly impact the activities and success of the entity, and (2) has exposure to benefits and/or losses that could potentially be significant to the entity.  The reporting enterprise that meets both these conditions is deemed the primary beneficiary of the VIE. Upon consolidation of a VIE, Farmer Mac accounts for the incremental assets and liabilities initially at their carrying amounts.

The VIEs in which Farmer Mac has a variable interest are limited to securitization trusts.  The major factor in determining if Farmer Mac is the primary beneficiary is whether Farmer Mac has the power to direct the activities of the trust that potentially have the most significant impact on the economic performance of the trust.  Generally, the ability to make decisions regarding default mitigation is evidence of that power.  Farmer Mac determined that it is the primary beneficiary for the securitization trusts related to most Farm & Ranch and all Rural Utilities securitization transactions because of its rights as guarantor under both programs to control the default mitigation activities of the trusts.  For certain securitization trusts created when loans subject to LTSPCs were converted to Farm & Ranch Guaranteed Securities, Farmer Mac determined that it was not the primary beneficiary since the power to make decisions regarding default mitigation was shared among unrelated parties. For these trusts, the shared power provisions are substantive with respect to decision-making power and relate to the same activity (i.e., default mitigation). For similar securitization transactions where the power to make decisions regarding default mitigation was shared with a related party, Farmer Mac determined that it was the primary beneficiary because the applicable accounting guidance does not permit parties within a related party group to conclude that the power is shared. In the event that a related party status changes, consolidation or deconsolidation of these securitization trusts could occur.

For those trusts that Farmer Mac is the primary beneficiary, the assets and liabilities are presented on the consolidated balance sheets as "Loans held for investment in consolidated trusts, at amortized cost" and "Debt securities of consolidated trusts held by third parties," respectively.  These assets can only be used to satisfy the obligations of the related trust.

For those trusts where Farmer Mac has a variable interest but has not been determined to be the primary beneficiary, Farmer Mac's interests are presented as either "Farmer Mac Guaranteed Securities," "USDA Securities," or "Investment securities" on the consolidated balance sheets.  Farmer Mac's involvement in VIEs classified as Farmer Mac or USDA Securities include securitization trusts under the USDA Guarantees line of business and certain trusts related to AgVantage securities.  In the case of USDA guaranteed trusts, Farmer Mac is not determined to be the primary beneficiary because it does not have the decision-making power over default mitigation activities.  Based on the USDA's program authority over the servicing and default mitigation activities of the USDA guaranteed portions of loans, Farmer Mac believes that the USDA has the power to direct the activities that most significantly impact the trust's economic performance. Farmer Mac does not have exposure to losses that could be significant to the trust and there are no triggers that would result in Farmer Mac superseding the USDA's authority with regard to directing the activities of the trust. For the AgVantage trusts, Farmer Mac currently does not have the power to direct the activities that have the most significant economic impact to the trust unless, as guarantor, there is a default by the issuer of the trust securities.  Should there be a default, Farmer Mac would reassess whether it is the primary beneficiary of those trusts.  The amounts disclosed in the tables below represent Farmer Mac's holdings of a portion of the beneficial interests issued by these AgVantage Trusts. For VIEs classified as investment securities, which include auction-rate certificates, asset-backed securities and government-sponsored enterprise ("GSE")-guaranteed mortgage-backed securities, Farmer Mac is determined not to be the primary beneficiary because of the lack of voting rights or other powers to direct the activities of the trust.  The following tables present, by line of business, details about the consolidation of VIEs:

Table 2.3

	Consolidation of Variable Interest Entities
	December 31, 2013
	Farm & Ranch	USDA Guarantees	Rural Utilities	Institutional Credit	Corporate	Total
	(in thousands)
On-Balance Sheet:
Consolidated VIEs:
Loans held for investment in consolidated trusts, at amortized cost (1)	$259,509	$—	$370,480	$—	$—	$629,989
Debt securities of consolidated trusts held by third parties (2)	261,760	—	—	—	—	261,760
Unconsolidated VIEs:
Farmer Mac Guaranteed Securities:
Carrying value (3)	—	21,234	—	33,248	—	54,482
Maximum exposure to loss (4)	—	21,088	—	30,000	—	51,088
Investment securities:
Carrying value	—	—	—	—	533,688	533,688
Maximum exposure to loss (4)	—	—	—	—	540,726	540,726
Off-Balance Sheet:
Unconsolidated VIEs:
Farmer Mac Guaranteed Securities:
Maximum exposure to loss (4) (5)	765,751	20,222	—	970,000	—	1,755,973

(1) Includes unamortized premiums related to Rural Utilities of $16.2 million.
(2) Includes borrower remittances of $2.3 million, which have not been passed through to third party investors as of December 31, 2013.
(3) Includes unamortized premiums and discounts and fair value adjustments related to USDA Guarantees and Institutional Credit of $0.1 million and $3.2 million, respectively.
(4) Farmer Mac uses unpaid principal balance and outstanding face amount of investment securities to represent maximum exposure to loss.(5) The Farm & Ranch amount relates to unconsolidated trusts where Farmer Mac determined it was not the primary beneficiary due to shared power with an unrelated party.

	Consolidation of Variable Interest Entities
	December 31, 2012
	Farm & Ranch	USDA Guarantees	Rural Utilities	Institutional Credit	Corporate	Total
	(in thousands)
On-Balance Sheet:
Consolidated VIEs:
Loans held for investment in consolidated trusts, at amortized cost (1)	$160,436	$—	$403,139	$—	$—	$563,575
Debt securities of consolidated trusts held by third parties (2)	167,621	—	—	—	—	167,621
Unconsolidated VIEs:
Farmer Mac Guaranteed Securities:
Carrying value (3)	—	26,681	—	31,370	—	58,051
Maximum exposure to loss (4)	—	26,238	—	30,000	—	56,238
Investment securities:
Carrying value	—	—	—	—	724,893	724,893
Maximum exposure to loss (4)	—	—	—	—	737,148	737,148
Off-Balance Sheet:
Unconsolidated VIEs:
Farmer Mac Guaranteed Securities:
Maximum exposure to loss (4) (5)	911,370	29,658	—	970,000	—	1,911,028

(1) Includes unamortized premiums related to Rural Utilities of $34.3 million.
(2) Includes borrower remittances of $7.2 million, which have not been passed through to third party investors as of December 31, 2012.
(3) Includes unamortized premiums and discounts and fair value adjustments related to USDA Guarantees and Institutional Credit of $0.4 million and $1.4 million, respectively.
(4) Farmer Mac uses unpaid principal balance and the outstanding face amount of investment securities to represent maximum exposure to loss.
(5) The Farm & Ranch amount relates to unconsolidated trusts where Farmer Mac determined it was not the primary beneficiary due to shared power with an unrelated party.
New Accounting Standards

Derivatives and Hedging

In July 2013, the FASB issued ASU 2013-10, “Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes.” The update permits the Overnight Index Swap Rate (“OIS”) to be used as a benchmark interest rate for hedge accounting purposes under Topic 815 in addition to Treasury rates and LIBOR. The amendments also remove the restriction on using different benchmark rates for similar hedges. The adoption of ASU 2013-10 did not have a material effect on Farmer Mac’s financial position, results of operations, or cash flows.

Receivables

Subsequent to year-end 2013, the FASB issued ASU 2014-04, “Receivables - Troubled Debt Restructurings by Creditors (Subtopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure.” This update clarifies that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additionally, the amendments require interim and annual disclosure of both (1) the amount of foreclosed residential real estate property held by the creditor and (2) the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction.” ASU 2014-04 is effective for interim and annual periods beginning after December 15, 2014. The adoption of the new guidance will not have a material effect on Farmer Mac’s financial position, results of operations, or cash flows.
Reclassifications

Certain reclassifications of prior period information were made to conform to the current period presentation.